IMG LIQUID ASSETS FUND, INC.
IMG TAX EXEMPT LIQUID ASSETS FUND, INC.
INTERIM FINANCIAL REPORT
December 31, 1995

LETTER TO SHAREHOLDERS
----------------------

We are pleased to present the Interim Financial Report for IMG Liquid Assets Fund, Inc. ("Liquid Assets"), and IMG Tax Exempt Liquid Assets Fund, Inc. ("Tax Exempt"), for the six-month period ending December 31, 1995.

The last six-months of 1995 brought a long-awaited change in the direction of short-term interest rates. The Federal Reserve cut the federal funds rate 0.25 percent in July and again in December, bringing the rate to 5.50 percent by year-end. As a consequence, yields on IMG Liquid Assets fell from 5.04 percent on July 1 to 4.61 percent on December 31. IMG Tax Exempt moved from 3.05 percent to an average of 2.81 percent during December 1995. Despite absolute lower yields, your Funds continued to pay a very competitive rate, as evidenced by assets invested. Liquid Assets finished the year at a record $196.1 million; Tax Exempt assets were essentially unchanged at $21.1 million.

Looking forward, we anticipate continued growth in the Funds. Most shareholders invest in the Funds through an automated sweep service offered by their local financial institution. Interest among prospective bank clients has never been more keen. Our investment outlook is addressed in the Management Discussion which follows.

We look forward to expanding our servicing area to new banks in 1996.

Thank you for your continued support of Liquid Assets and Tax Exempt. As always, we welcome your comments and suggestions. If you wish to contact the Funds, please write or call IMG directly at (800) 798-1819, or contact any of the Participating Organizations through which investments in the Funds may be made.







David W. Miles, President
IMG Liquid Assets Fund, Inc.
IMG Tax Exempt Liquid Assets Fund, Inc.
January  21, 1996

MANAGEMENT DISCUSSION
---------------------

Over the period July 1, to December 31, 1995, the bond market continued to benefit from weaker economic data. Year-over-year declines in the leading economic indicators and industrial commodity prices, as well as declining corporate profits, upward trending unemployment claims, poor retail sales, weak auto sales, declining home starts, and anemic monetary growth forced interest rates lower, producing tremendous returns in bonds. What has been even more important is that inflation has remained quite low. Historically, long-term bonds yield about 2.50 percent above the rate of inflation. The GDP deflator, one of many gauges for inflation, has shown a meager 1.40 percent annual increase. By historic norms, this would indicate that long-term bonds, which currently yield about 6.00 percent, should trend toward 4.50 percent.

During the last six months, short-term interest rates have declined approximately half a percent. This decline in Treasury yield equals the two Federal Reserve fed fund rate cuts of 0.25 percent each, in July and December. We think these cuts were warranted and believe future cuts will become necessary.

We are posturing the portfolio to maintain as much yield as possible in this declining rate environment, without adding unnecessary risk. In IMG Liquid
Assets, we are utilizing agency securities to augment yields above that available from U.S. Treasury bills or notes. While we would like to increase the average days-to-maturity, we have curtailed the average life in order to capture higher yields available on select short-term agency securities. Based on the large amount of incremental yield achieved, we think this represents a better strategy than stretching the maturity of the portfolio. In IMG Tax Exempt Liquid Assets, we look to augment yields by purchasing municipal notes, rated AA or better by a nationally recognized statistical rating organization. We are posturing the portfolio to maintain a longer-than-average maturity in order to provide for higher yields. In the tax-exempt market, it seldom provides any benefit to remain in the shorter maturities, except to provide for liquidity. As always, in both portfolios, we strive to provide a high yielding product without sacrificing the safety of principal. We appreciate your continued support in IMG Liquid Assets and IMG Tax Exempt Liquid Assets, and hope to provide all investors with safe, competitive short-term yields.






Jeffrey D. Lorenzen
Managing Director

IMG LIQUID ASSETS FUND, INC.
STATEMENT OF NET ASSETS
 December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------

                                                 Yield at
    Par                                          Time of             Due              Amortized
   Value          Description                    Purchase            Date                Cost
-----------  ----------------------------------  --------  -----------------------  ------------
DISCOUNTED GOVERNMENT SECURITIES -- 34.0%
$ 2,000,000  Federal Home Loan Bank Disc Note      6.24%    05-Jan-96               $  1,998,678
  3,000,000  Federal Home Loan Bank Disc Note      5.72%    08-Jan-96                  2,996,757
  3,000,000  Federal Home Loan Bank Disc Note      5.73%    19-Jan-96                  2,991,750
  3,000,000  Federal Home Loan Bank Disc Note      5.71%    25-Jan-95                  2,988,980
  3,000,000  Federal Home Loan Bank Disc Note      6.27%    29-Jan-96                  2,986,070
  3,000,000  Federal Home Loan Bank Disc Note      6.32%    29-Jan-96                  2,985,953
  3,000,000  Federal Home Loan Bank Disc Note      5.70%    09-Feb-96                  2,981,995
  3,000,000  Federal Home Loan Bank Disc Note      5.67%    15-Feb-96                  2,979,487
  2,690,000  Federal Home Loan Bank Disc Note      5.73%    20-Feb-96                  2,669,526
  3,000,000  Federal Home Loan Bank Disc Note      5.66%    29-Feb-96                  2,973,302
  3,000,000  Federal Home Loan Bank Disc Note      5.71%    06-Mar-96                  2,970,371
  3,000,000  Federal Farm Credit Bank Disc Note    5.69%    08-Apr-96                  2,955,492
  3,000,000  Federal Farm Credit Bank Disc Note    5.71%    09-Apr-96                  2,954,872
  3,000,000  Federal Home Loan Bank Disc Note      5.70%    11-Apr-96                  2,954,045
  3,000,000  Federal Home Loan Bank Disc Note      5.69%    12-Apr-96                  2,953,675
  3,000,000  Federal Farm Credit Bank Disc Note    5.64%    10-May-96                  2,941,500
  1,800,000  Federal Home Loan Bank Disc Note      5.62%    23-May-96                  1,761,533
  3,000,000  Federal Farm Credit Bank Disc Note    5.50%    05-Jun-96                  2,931,490
  5,000,000  Federal Farm Credit Bank Disc Note    5.49%    06-Jun-95                  4,885,303
  5,000,000  Federal Farm Credit Bank Disc Note    5.45%    06-Jun-95                  4,885,450
  3,000,000  Federal Home Loan Bank Disc Note      5.48%    14-Jun-96                  2,927,813
  3,000,000  Federal Home Loan Bank Disc Note      5.69%    25-Jul-96                  2,906,957
                                                                                    ------------
             TOTAL (cost - $66,580,999)                                             $ 66,580,999
                                                                                    ------------

COUPON SECURITIES -- 2.9%
$   550,000  Federal Home Loan Mtge Corp, 4.100%   5.74%    18-Jan-96               $    549,579
  1,000,000  Federal Farm Credit Bank Float        5.74%    08-Feb-96                  1,000,288
  1,000,000  Federal Home Loan Mtge Corp, 4.530%   5.66%    01-Jul-96                    994,474
  1,400,000  Student Loan Mortgage Assn. Float     5.71%    01-Jul-96                  1,402,376
    250,000  Student Loan Mortgage Assn Float      5.58%    01-Jul-96                    250,596


See Notes to Financial Statements.

IMG LIQUID ASSETS FUND, INC.
STATEMENT OF NET ASSETS (continued)
 December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                 Yield at
    Par                                          Time of             Due              Amortized
   Value          Description                    Purchase            Date                Cost
-----------  ----------------------------------  --------  -----------------------  ------------
$  958,820   Federal Home Loan Bank, 3.346%        5.82%    23-Jul-96               $    945,916
   528,067   Federal Nat'l Mtge Assn CMO, 7.500%   5.69%    25-Jul-96                    528,534
                                                                                    ------------
             TOTAL (cost - $5,671,763)                                              $  5,671,763
                                                                                    ------------

LOAN CERTIFICATES* FmHA GUARANTEED LOAN CERTIFICATES -- 7.0%
$13,727,550  Guaranteed Loan Trust                 6.75%*   01-Jun-97 to 19-Dec-34  $ 13,727,550
                                                                                    ------------
             TOTAL (cost - $13,727,550)                                             $ 13,727,550
                                                                                    ------------

TRUST  CERTIFICATES** U.S. GOVT. GUARANTEED STUDENT LOANS -- 44.5%
$87,435,000  Iowa Student Loan Trust               6.26%**  02-Jan-96 to 24-Dec-96  $ 87,435,000
                                                                                    ------------
             TOTAL (cost - $87,435,000)                                             $ 87,435,000
                                                                                    ------------

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL -- 11.2%
$21,966,133  J P Morgan Repo Agreement             5.45%    02-Jan-96               $ 21,966,133
                                                                                    ------------
             TOTAL (cost - $21,966,133)                                             $ 21,966,133
                                                                                    ------------

TOTAL INVESTMENTS-- 99.6%                                                           $195,381,445

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.4%                                $    726,174
    (Includes $41,761 payable to investment advisor and $796,682                    ------------
    dividends payable to shareholders)

NET ASSETS -- 100%
    Applicable to 196,107,619 outstanding shares of $.001 par value
    common stock (1,000,000,000 shares authorized)                                  $196,107,619
                                                                                    ============

NET ASSET VALUE:
    Offering and redemption price per share ($196,107,619
    divided by 196,107,619 shares outstanding)                                      $       1.00
                                                                                    ============

*Interest rate fluctuates daily, monthly, or quarterly with Prime rate. Put option subject to no longer than 7-day settlement. **Interest rate fluctuates with 3-month U.S. Treasury Bill rate. Put option subject to no longer than 7-day settlement.
See Notes to Financial Statements.

IMG TAX EXEMPT LIQUID ASSETS FUND, INC.
STATEMENT OF NET ASSETS
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------

                                                          Yield at
    Par                                                    Time of        Due          Amortized
   Value          Description                              Purchase       Date            Cost
-----------  -------------------------------------------  ---------  -------------   -------------
INDUSTRIAL DEVELOPMENT BONDS -- 9.5%
$   86,156   Iowa HFA (Gayman Project)                     5.27%**    15-Aug-99     $     86,156
   489,603   Vinton, IA (Twin City Concrete)               5.25%**    15-Jun-02          489,603
 1,200,022   Sioux City, IA. (Handy Partnership Proj)      5.27%**    15-Sep-04        1,200,022
   235,738   Iowa HFA (Starr-Terry Project)                5.77%**    15-May-05          235,738
                                                                                    ------------
             TOTAL (cost - $2,011,519)                                              $  2,011,519
                                                                                    ------------

VARIABLE RATE DEMAND OBLIGATIONS -- 39.3%
$  700,000   Louisiana ST Recovery Dist DTN                6.00%*     01-Jul-97     $    700,000
 1,200,000   Harris Co., TX HFC, Ser 88A 7-Day             5.20%**    01-Jun-05        1,200,000
 1,000,000   Portland, Port of, OR PCR (Reynolds) DTN      6.00%*     01-Dec-09        1,000,000
 1,000,000   Hawaii Housing Auth 7-Day                     5.15%**    01-Jul-10        1,000,000
   900,000   Savannah, GA Multi-Family Housing 7-Day       5.15%**    01-Oct-13          900,000
 1,100,000   Mt. Vernon, IA, Cornell College 7-Day         4.90%**    01-Oct-15        1,100,000
   900,000   Dearborn, MI Economic Dev 7-Day               5.10%**    01-Mar-23          900,000
 1,000,000   Grapevine, TX IDR Ser A4 DTN                  6.00%*     01-Dec-24        1,000,000
   500,000   St. Charles, IL IDR 7-Day                     5.15%**    15-Dec-26          500,000
                                                                                    ------------
             TOTAL (cost - $8,300,000)                                              $  8,300,000
                                                                                    ------------

MUNICIPAL NOTES -- 49.9%
$  100,000   DuPage & Will Cos., IL CSD, 3.80%             4.01%      30-Dec-95     $     99,999
   100,000   Escambia Co, FL Utility Auth, 9.60%           3.92%      01-Jan-96          102,015
   100,000   Georgia State Municipal Elec Auth, 7.875%     4.28%      01-Jan-96          102,009
   100,000   Horry Co., SC Detention Fac, 7.90%            3.90%      01-Jan-96          102,010
   100,000   Michigan Public Pwr Agency Rev, 7.00%         3.90%      01-Jan-96          101,008
   125,000   Michigan Public Pwr Agency Rev, 6.625%        3.90%      01-Jan-96          125,009
   120,000   North Carolina Mun Pwr Agency, 8.50%          4.52%      01-Jan-96          122,412
   100,000   Seattle, WA Metro Sewer Rev, 4.75%            5.12%      01-Jan-96           99,999
   105,000   South Carolina Pub Service Auth, 7.875%       4.69%      01-Jan-96          107,108
   100,000   Indianapolis, IN Public Impr Ser B, 4.40%     4.62%      10-Jan-96           99,995
   250,000   Chesterfield Co., VA, 7.30%                   5.10%      15-Jan-96          250,217
   100,000   Cobb Co., GA School District, 6.40%           3.95%      01-Feb-96          102,194

*Variable rate, put option subject to next business day settlement.
**Variable rate, put option subject to no longer than 7-day settlement.
See Notes to Financial Statements.

IMG TAX EXEMPT LIQUID ASSETS FUND, INC.
STATEMENT OF NET ASSETS (continued)
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                           Yield at
    Par                                                    Time of        Due          Amortized
   Value          Description                              Purchase       Date            Cost
-----------  -------------------------------------------  ---------  -------------   -------------
$  100,000   Illinois Dev Financial Authority, 5.10%       3.90%      01-Feb-96     $    100,094
   100,000   Jefferson Parish, LA School Board, 6.60%      3.90%      01-Feb-96          100,219
   100,000   Michigan City, IN Sewer Rev, 9.10%            4.00%      01-Feb-96          103,406
   225,000   Rock Hill, SC School District #3, 7.75%       3.80%      01-Feb-96          225,712
   200,000   Winslow Township, NJ School Dist, 6.05%       3.85%      01-Feb-96          200,355
   250,000   Alamo, TX Comm College, 8.625%                3.85%      15-Feb-96          251,401
   100,000   Fort Worth, TX Ind School District, 9.00%     3.97%      15-Feb-96          100,601
   100,000   Jacksonville, TX Tax & Utility Lien, 6.20%    3.97%      15-Feb-96          100,266
   125,000   Philadelphia, PA Refunding, 8.25%             3.95%      15-Feb-96          128,131
   150,000   St. Charles Co., MO Comm College, 5.75%       4.00%      15-Feb-96          150,310
   130,000   Tarrant Co. TX, Jr College Dist, 6.625%       3.97%      15-Feb-96          130,411
   400,000   Fort Worth, TX Refunding, Series A, 4.25%     3.97%      01-Mar-96          400,175
    95,000   Massachusetts Bay Transit Auth., 6.90%        3.85%      01-Mar-96           95,463
   355,000   Green Bay, WI Pub School Dist, 3.60%          4.70%      01-Apr-96          354,059
   215,000   Harris Co., TX MUD No. 183, 4.00%             3.99%      01-Apr-96          215,000
    50,000   Michigan State Housing Dev Auth, 3.90%        4.05%      01-Apr-96           49,979
   100,000   Chippewa Valley, MI Schools Ref, 3.80%        3.90%      01-May-96           99,965
   185,000   Ionia, MI Public Schools, 7.00%               3.95%      01-May-96          186,836
   100,000   Las Vegas Valley, NV Water Dist, 6.90%        3.95%      01-May-96          100,949
   225,000   Lenawee Co., MI Sewer System, 7.75%           4.00%      01-May-96          227,707
   100,000   Michigan Mun Bond Auth Equip, 4.30%           3.90%      01-May-96          100,128
   100,000   Oxford, MI Area Comm School, 5.10%            3.95%      01-May-96          100,336
   130,000   Anchorage, AK Electric Utility Rev, 7.625%    4.05%      01-Jun-96          134,441
   125,000   Columbus, OH Sewer Rev, Series A, 7.80%       4.00%      01-Jun-96          129,389
   260,000   Davenport, IA, Series B, 4.50%                4.00%      01-Jun-96          260,520
   100,000   District of Columbia, Series A, 7.10%         4.07%      01-Jun-96          101,227
   100,000   DuPage Co., IL Forest Reserve, 7.00%          4.10%      01-Jun-96          103,143
   100,000   Illinios Health Facilities Auth Rev, 7.50%    3.95%      01-Jun-96          103,416
   110,000   Metropolitan Fair & Exposition Auth, 7.80%    4.00%      01-Jun-96          113,860
    95,000   Metropolitan Fair & Exposition Auth, 8.00%    4.00%      01-Jun-96           98,415
   100,000   Milwaukee, WI Area  College Dist, 4.45%       3.90%      01-Jun-96          100,221
   500,000   University of Puerto Rico Univ Rev, 7.75%     3.75%      01-Jun-96          518,018
    70,000   Grand Co., UT School District, 8.00%          4.10%      01-Jul-96           71,316

See Notes to Financial Statements.

IMG TAX EXEMPT LIQUID ASSETS FUND, INC.
STATEMENT OF NET ASSETS (continued)
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                          Yield at
    Par                                                    Time of        Due          Amortized
   Value          Description                              Purchase       Date            Cost
-----------  -------------------------------------------  ---------  -------------   -------------
$  100,000   Iowa City, IA Sewer Rev, 5.80%                3.90%      01-Jul-96     $    100,924
   200,000   Kentucky State Turnpike Auth, 7.875%          3.80%      01-Jul-96          207,898
   160,000   LaPorte, IN Elem School Bldg, 7.40%           3.85%      01-Jul-96          162,742
   600,000   New Jersey ST Education Fac Auth, 7.25%       3.90%      01-Jul-96          621,470
   500,000   Maricopa Co., AZ School Dist No. 6, 7.80%     4.00%      01-Jul-96          509,175
   150,000   A & M Cons Ind School Dist, TX, 6.00%         4.00%      15-Aug-96          151,804
   100,000   Eanes, TX Ind School District, 4.50%          4.10%      15-Aug-96          100,240
    40,000   Millcreek Township, PA School Dist, 7.00%     4.00%      15-Aug-96           40,723
   170,000   Kansas City, KS Utility System Rev, 5.80%     3.90%      01-Sep-96          172,092
   100,000   Leawood, KS Series A, 4.10%                   3.95%      01-Sep-96          100,062
    50,000   Lenexa, KS, 6.25%                             3.80%      01-Sep-96           50,793
   250,000   Metro Topeka Airport Auth, 9.10%              3.85%      01-Sep-96          252,100
   105,000   Atlanta, GA IDR Underground Proj, 7.75%       3.80%      01-Oct-96          110,060
    95,000   Key West, FL Sewer Rev, 7.125%                3.85%      01-Oct-96          100,033
   100,000   Jacksonville, FL Electric Auth Rev, 9.40%     3.90%      01-Oct-96          104,003
   100,000   Jacksonville, FL Electric Auth Rev, 9.40%     3.80%      01-Oct-96          104,078
    45,000   Sedgwick Co., KS USD #266, 5.80%              4.00%      01-Oct-96           46,026
    95,000   Waunakee, WI Refunding. 5.80%                 4.00%      01-Oct-96           96,240
   250,000   Wisconsin State Refunding, 3.30%              4.00%      01-Nov-96          248,582
   120,000   Glencoe, IL Series A, 3.00%                   4.10%      01-Dec-96          118,825
   100,000   Joliet, IL Park District Ser A, 5.60%         3.80%      01-Dec-96          101,600
   300,000   Niles, IL Public Library Dist, 6.125%         3.80%      01-Dec-96          306,196
    50,000   Libertyville, IL, 4.60%                       3.95%      15-Dec-96           50,300
                                                                                    ------------
             TOTAL (cost - $10,525,410)                                             $ 10,525,410
                                                                                    ------------

TOTAL INVESTMENTS-- 98.7%                                                           $ 20,836,929







See Notes to Financial Statements.

IMG TAX EXEMPT LIQUID ASSETS FUND, INC.
STATEMENT OF NET ASSETS (continued)
December 31, 1995
(Showing Percentage of Net Assets)
----------------------------------
                                                        Yield at
    Par                                                  Time of        Due          Amortized
   Value          Description                            Purchase       Date            Cost
-----------  -----------------------------------------  ---------  -------------   -------------

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- 1.3%
    (Includes $4,374 payable to investment advisor and
    $49,234 dividends payable to shareholders)                                      $    264,842
                                                                                    ------------

NET ASSETS -- 100%
    Applicable to 21,101,771 outstanding shares of $.001 par value
    common stock (200,000,000 shares authorized)                                    $ 21,101,771
                                                                                    ============

NET ASSET VALUE:
    Offering and redemption price per share ($21,101,771
    divided by 21,101,771 shares outstanding)                                       $       1.00
                                                                                    ============























See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the period ended July 1, 1995 to December 31, 1995
------------------------------------------------------


                                            IMG Liquid       IMG Tax Exempt
                                      Assets Fund, Inc. Liquid Assets Fund, Inc.

INVESTMENT INCOME:
      Interest                             $ 5,514,805        $   403,445

EXPENSES:
      Advisory and service fees (Note 2)       225,719             23,702
      Shareholder servicing costs               18,792              7,450
      Directors' fees                            6,361              2,891
      Custodian fees and expenses               99,004             20,875
      Portfolio accounting fees (Note 2)        31,602              3,318
      Distribution fees (Note 3)               677,181             71,105
      Legal and auditing fees                    9,688              6,926
      Printing and postage                       8,171              1,635
      Registration fees                          5,956                883
      Miscellaneous Expenses                     2,450              1,594
                                                 -----              -----

TOTAL EXPENSES                               1,084,924            140,379
                                             ---------            -------

NET INVESTMENT INCOME                      $ 4,429,881        $   263,066
                                           ===========        ===========

















See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the period from July 1 to December 31
-----------------------------------------


                                                          IMG                        IMG Tax Exempt
                                                Liquid Assets Fund, Inc.        Liquid Assets Fund, Inc.
                                                  1995            1994            1995           1994
                                            -----------------------------   -----------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income and amounts
distributed to shareholders (Note 1)        $   4,429,881   $   3,140,765   $     263,066   $     234,009
                                            =============   =============   =============   =============



FROM SHARE TRANSACTIONS:
(at constant net asset value of $1 per share)
Shares sold                                 $ 596,413,643   $ 550,308,377   $  48,973,509   $  47,704,193


Shares issued in reinvestment of
dividends from net investment income              100,359          25,485             715             266
                                            -------------   -------------   -------------   -------------
                                              596,514,002     550,333,862      48,974,224      47,704,459

Shares redeemed                               567,491,318     519,756,138      44,002,343      46,531,730
                                            -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
derived from share transactions                29,022,684      30,577,724       4,971,881       1,172,729

NET ASSETS:

Beginning of period                           167,084,935     141,017,514      16,129,890      21,354,897
                                            -------------   -------------   -------------   -------------

End of period                               $ 196,107,619   $ 171,595,238   $  21,101,771   $  22,527,626
                                            =============   =============   =============   =============










See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------

Selected Data for a Share of
Each Fund Outstanding
Throughout Each Period          1995       1994      1993      1992      1991      1990      1989      1988     1987     1986
IMG Liquid Assets Fund, Inc.
Net Asset Value
Beginning of Period           $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $1.000   $1.000   $1.000

Net Investment Income             .049      .042      .025      .028      .050      .069      .075     .070     .057     .050

Dividends Distributed            (.049)    (.042)    (.025)    (.028)    (.050)    (.069)    (.075)   (.070)   (.057)   (.050)
                              ------------------------------------------------------------------------------------------------
Net Asset Value
End of Period                 $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $1.000   $ 1.000  $1.000
                              ===============================================================================================

Total Return                      4.89%     4.20%     2.50%     2.80%     5.00%     6.90%     7.50%    7.00%    5.70%    5.00%

Ratio of Expenses to
Average Net Assets                1.20%     1.20%     1.20%     1.20%     1.10%     1.10%     1.20%    1.20%    1.10%    1.20%

Ratio of Net Income to
Average Net Assets                4.89%     4.20%     2.50%     2.80%     5.00%     6.90%     7.50%    7.00%    5.70%    5.00%

Net Assets
End of Period (000 Omitted)   $196,108   171,595   150,182   115,319   112,628   116,963   101,815   84,206   77,886   77,020

See Notes to Financial Statements.

--------------------------------

Selected Data for a Share of
Each Fund Outstanding
Throughout Each Period          1995       1994      1993      1992      1991      1990      1989      1988     1987     1986
IMG Tax Exempt Liquid Assets Fund, Inc.
Net Asset Value
Beginning of Period           $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000  $ 1.000  $ 1.000

Net Investment Income             .028      .022      .015      .019      .036      .049      .050      .046     .038     .033

Dividends Distributed            (.028)    (.022)    (.015)    (.019)    (.036)    (.049)    (.050)    (.046)   (.038)   (.033)
                              ------------------------------------------------------------------------------------------------

Net Asset Value
End of Period                 $  1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000  $ 1.000  $ 1.000
                              ================================================================================================

Total Return                      2.77%     2.20%     1.50%     1.90%     3.60%     4.90%     5.00%     4.60%    3.80%    3.33%

Ratio of Expenses to
Average Net Assets                1.48%     1.40%     1.30%     1.30%     1.40%     1.40%     1.70%     1.60%    1.50%    1.50%

Ratio of Net Income to
Average Net Assets                2.77%     2.20%     1.50%     1.90%     3.60%     4.90%     5.00%     4.60%    3.80%    3.33%

Net Assets
End of Period (000 Omitted)   $ 21,102    22,528    23,672    26,728    24,415    17,385    14,096    15,871   13,193   19,787

See Notes to Financial Statements.

IMG LIQUID ASSETS FUND, INC.
IMG TAX EXEMPT LIQUID ASSETS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
---------------------------------------


(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
      The IMG Liquid Assets Fund, Inc., and the IMG Tax Exempt Liquid Assets Fund, Inc., (the Funds) are registered under the Investment Company Act of 1940 (the Act), as open-end, diversified investment companies, established as Iowa corporations. Investors Management Group ("Adviser"), through an affiliated company (IMG Financial Services, Inc.), acts as the exclusive distributor of the Funds' shares which are sold to the public without a sales charge.

      It is each Fund's policy to maintain a continuous net asset value per share of $1.00; the Funds have adopted certain investment portfolio valuation and dividend and distribution policies to enable them to do so.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains or losses, if any, from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Cost of investments represents amortized cost.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. It is the policy of the Funds to declare and accrue dividends from net investment income on each business day.

      FEDERAL INCOME TAXES. The Funds intend to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts which avoid or minimize federal income or excise taxes for the Funds.

      INVESTMENT VALUATION. The investments are valued at amortized cost which has been determined by the Board of Directors of the Funds to represent the fair value of the Funds' investments. This involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

      REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreements with banks and broker dealers whereby independent custodians receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102 percent of the resale price, and will not be less than 100 percent of the resale price over the term of the agreement. At December 31, 1995, the securities purchased under overnight agreements to resell were collateralized by Government Agency mortgage-backed securities with a market value of $22,405,640 for IMG Liquid Assets Fund.

      LOAN CERTIFICATES. FmHA Guaranteed Loan Certificates represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than 5 business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

IMG LIQUID ASSETS FUND, INC.
IMG TAX EXEMPT LIQUID ASSETS FUND, INC.
NOTES TO FINANCIAL STATEMENTS, continued
-----------------------------------------

      TRUST CERTIFICATES. U.S. Government Guaranteed Student Loans (the Trust) represent interests in student loans sold by certain Iowa banks subject to repurchase, on no more than 7 days written notice. The Trust and, accordingly, the Trust Certificates are diversified through a limitation on certificates sold by any individual bank. Each individual bank may not sell more than five percent of the outstanding Trust Certificates.

(2)   ADVISORY AND SERVICE FEES
      Under its management and investment advisory agreements, the Adviser provides the Funds with investment supervision, office space, management and other personnel, and will pay the costs of computing the Funds' net asset values and related bookkeeping expenses. For these services, the Funds each pay a fee computed daily and payable monthly at an annual rate of 0.25 percent of average daily assets up to $200 million and at a sliding rate from 0.24 percent to 0.20 percent of average daily net assets exceeding $200 million. For the period ended December 31, 1995, IMG Liquid Assets Fund and IMG Tax Exempt Liquid Assets Fund paid $225,719 and $23,702, respectively, to the Adviser for advisory and service fees.

      Beginning September 1, 1993, the Fund has also entered into an administrative services agreement with the Advisor to provide portfolio accounting services to the Fund. For these services, the Fund pays a fee computed daily and payable monthly at an annual rate of 0.035 percent of average daily assets.

      Certain officers of the Funds are also officers of the Adviser. At December 31, 1995, the Adviser owned 269,404 shares of capital stock in IMG Liquid Assets Fund, and no shares of capital stock in IMG Tax Exempt Liquid Assets Fund, Inc.

      IMG also acts as transfer agent and dividend paying agent for the Funds, and maintains all shareholder records. Fees for such services are based upon the number of accounts and are reflected as shareholder servicing costs in the accompanying statement of operations.

(3)   DISTRIBUTION EXPENSE PLAN
      Under distribution expense plans (the "Plans") adopted January 1, 1987 pursuant to Rule 12b-1 under the Act, and amended effective January 8, 1991, the Funds may make payments to IMG Financial Services, Inc. ("IFS") for the reimbursement of expenses related to marketing or distribution of the Funds. Aggregate payments by each Fund under the Plans in any month cannot exceed the annual rate of 0.75 percent of the Fund's average daily net asset value. For the period ended December 31, 1995, amounts paid under the Plans used by IFS to compensate financial institutions for automated processing of Fund transactions and for other services relating to the distribution of the Funds' shares totaled $677,181 and $71,105 for IMG Liquid Assets Fund, and IMG Tax Exempt Liquid Assets Fund,
      respectively; Rule 12b-1 fees payable were $125,307 and $13,122, respectively.

IMG LIQUID ASSETS FUND, INC.
IMG TAX EXEMPT LIQUID ASSETS FUND, INC.
NOTES TO FINANCIAL STATEMENTS, continued
-----------------------------------------
INVESTMENT ADVISER, TRANSFER AND             UNDERWRITER
DIVIDEND DISBURSING AGENT                      IMG Financial Services, Inc.
     Investors Management Group                2203 Grand Avenue
     2203 Grand Avenue                         Des Moines, IA  50312-5338
     Des Moines, Iowa  50312-5338
                                             AUDITORS
CUSTODIAN                                      KPMG Peat Marwick LLP
     Hawkeye Bank of Des Moines                2500 Ruan Center
     East 5th & Locust Streets                 Des Moines, Iowa  50309
     Des Moines, Iowa 50307

COUNSEL
     Cline, Williams, Wright, Johnson
     & Oldfather
     1900 FirsTier Bank Building
     Lincoln, Nebraska  68508







   IMG Liquid Assets Fund, Inc.
   IMG Tax Exempt Liquid Assets Fund, Inc.
   2203 Grand Avenue
   Des Moines, Iowa  50312-5338